CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2018
Disclosure of Capital Management [Abstract]
Disclosure of objectives, policies and processes for managing capital [text block]
CAPITAL MANAGEMENT
Our partnership’s approach to capital management is focused on maximizing returns to unitholders and ensuring capital is deployed in a manner consistent with achieving our investment return objectives.
Invested Capital, which tracks the amount of capital that has been contributed to our partnership, is a measure we utilize to assess returns on capital deployed, relative to targeted returns. Investment decisions are based on, amongst other measures and factors, targeted returns on Invested Capital of 12% to 15% annually over the long-term. We measure return on Invested Capital as Adjusted Funds from Operations (“AFFO”), less estimated returns of capital on operations that are not perpetual in nature, divided by the weighted average Invested Capital for the period.
We define AFFO as FFO less capital expenditures required to maintain the current performance of our operations (maintenance capital expenditures). We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest - in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

US$ MILLIONS	2018	2017
Partnership Capital	$14,668	$13,474
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(7,303)	(5,875)
Deficit	1,228	1,366
Accumulated other comprehensive income	(328)	(1,257)
Ownership changes	(109)	(109)
Invested Capital	$8,156	$7,599
The following table presents the change in Invested Capital during year ended December 31, 2018:

US$ MILLIONS	2018	2017
Opening balance	$7,599	$6,387
Issuance of preferred units, net of repurchases	341	220
Repurchases of limited partnership units and redeemable partnership units, net of issuances	(16)	992
Issuance of Exchange LP Units	232	—
Ending balance	$8,156	$7,599
Weighted Average Invested Capital	$7,858	$6,885